UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO ETF Trust

Semiannual Report December 31, 2009

PIMCO ETF Trust

Index Exchange-Traded Funds

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Broad U.S. TIPS Index Fund

Actively Managed Exchange-Traded Funds

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

A company of Allianz

Global Investors

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Financial Highlights		14
Statements of Assets and Liabilities		16
Statements of Operations		18
Statements of Changes in Net Assets		20
Notes to Financial Statements		33
Disclaimers		39
Privacy Policy		40
Approval of Investment Management Agreement		41

FUND	Fund Summary	Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund	4	22
PIMCO 1-5 Year U.S. TIPS Index Fund	5	23
PIMCO 3-7 Year U.S. Treasury Index Fund	6	24
PIMCO 7-15 Year U.S. Treasury Index Fund	7	25
PIMCO 15+ Year U.S. TIPS Index Fund	8	26
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	9	27
PIMCO Broad U.S. TIPS Index Fund	10	28
PIMCO Enhanced Short Maturity Strategy Fund	11	29
PIMCO Intermediate Municipal Bond Strategy Fund	12	31

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383) and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO ETF Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimcoetfs.com, 1-888-400-4ETF (1-888-400-4383).

Chairman’s Letter

Dear Shareholder:

We are pleased to provide you with the Semiannual Report for the PIMCO ETF Trust covering the six-month reporting period ended December 31, 2009. Since the introduction of our inaugural exchange-traded fund (“ETF”) on June 1, 2009, we launched a total of nine PIMCO ETF strategies, which includes four U.S. Treasury index funds, three U.S. Treasury Inflation-Protected Securities (“TIPS”) index funds, an actively-managed enhanced cash fund, and an actively-managed municipal bond fund. At the end of the reporting period, net assets for the PIMCO ETF Trust exceeded $474 million.

Our current PIMCO ETF offerings are (as of the end of the reporting period):

PIMCO ETF	NYSE Ticker
PIMCO 1-3 Year U.S. Treasury Index Fund	TUZ
PIMCO 1-5 Year U.S. TIPS Index Fund	STPZ
PIMCO 3-7 Year U.S. Treasury Index Fund	FIVZ
PIMCO 7-15 Year U.S. Treasury Index Fund	TENZ
PIMCO 15+ Year U.S. TIPS Index Fund	LTPZ
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	ZROZ
PIMCO Broad U.S. TIPS Index Fund	TIPZ
PIMCO Enhanced Short Maturity Strategy Fund	MINT
PIMCO Intermediate Municipal Bond Strategy Fund	MUNI

We are committed to building and supporting our ETF platform to broaden investor access to PIMCO’s investment process, market expertise and risk management through strategies and vehicles that appeal to a wide range of investor preferences. You can expect PIMCO’s continued commitment to excellence in managing risks and delivering returns from our ETF products.

In addition, we are honored that Morningstar® recently named Bill Gross Fixed-Income Fund Manager of the Decade. This honor is particularly satisfying recognition reflecting the work of Bill Gross and an extraordinary team of PIMCO investment professionals in very challenging market conditions over the past decade.

Highlights of the financial markets during the six-month reporting period include:

■

Interest rates generally rose as investors’ risk appetites revived, which decreased demand for U.S. Treasuries and other sovereign bonds. Yields on U.S. Treasury securities lagged that of most other developed government bonds. The benchmark ten-year U.S. Treasury note yielded 3.84% on December 31, 2009, or 0.30% higher than at June 30, 2009.

■

U.S. TIPS outperformed their nominal U.S. Treasury counterparts as breakeven inflation levels (or the difference between nominal and real yields) moved higher. Real yields declined while nominal yields generally rose as the economy recovered.

■

Returns on municipal bonds were positive and municipal yield ratios relative to U.S. Treasuries moved closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid increased risk appetite and heightened expectations for future tax increases.

On the following pages, you’ll find specific details on total return investment performance and a discussion of those factors that affected performance during the reporting period. If you have any questions regarding your PIMCO ETF Trust investment, please contact your advisor, or call one of our shareholder associates at 1-888-400-4ETF (1-888-400-4383). We also invite you to visit our updated ETF website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely,

Brent R. Harris

President and Chairman, PIMCO ETF Trust

January 20, 2010

Semiannual Report	December 31, 2009	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in each Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund and PIMCO Broad U.S. TIPS Index Fund are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the underlying index. The PIMCO Enhanced Short Maturity Strategy Fund and PIMCO Intermediate Municipal Bond Strategy Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

The Funds invest in particular segments of the securities markets, which are not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in a Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Funds are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Funds. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, interest rate risk, credit risk, market risk, liquidity risk, derivatives risk, leveraging risk, management and tracking error risk, indexing risk, issuer risk, mortgage-related and other asset backed risk, foreign (non-U.S.) investment risk, management risk and municipal project-specific risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Index Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. An Index Fund could lose more than the principal amount invested in these derivative instruments. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart measures each Fund’s performance against the performance of a specified index. Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling 1-888-400-4ETF (1-888-400-4383).

2	PIMCO ETF Trust

The following disclosure provides important information regarding a Fund’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the PIMCO 1-3 Year U.S. Treasury Index Fund is from July 1, 2009 to December 31, 2009; and for all other Funds is from the date the Fund commenced operations to December 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher. The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Semiannual Report	December 31, 2009	3

PIMCO 1-3 Year U.S. Treasury Index Fund

Ticker Symbol:	TUZ

Cumulative Returns Through December 31, 2009

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	99.8%
Short-Term Instruments	0.2%
‡	% of Total Investments as of 12/31/09

Cumulative Total Return for the period ended December 31, 2009
	6 Months	Fund Inception (06/01/09)
PIMCO 1-3 Year U.S. Treasury Index Fund Based on Net Asset Value	0.74%	0.68%
PIMCO 1-3 Year U.S. Treasury Index Fund Based on Market Price(1)	0.68%	0.66%
The BofA Merrill Lynch 1-3 Year US Treasury IndexSM(2)(3)	0.81%	0.77%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-3 Year US Treasury IndexSM is an unmanaged index that tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$1,007.36	$1,024.75
Expenses Paid During Period+	$0.46	$0.46

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio of 0.09% for the Fund reflects net annualized expenses after application of an expense waiver of 0.16%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-3 Year US Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 1-3 Year U.S. Treasury Index Fund commenced operations on June 1, 2009.

»

Yields in the one to three year segment of the U.S. Treasury yield curve shifted downward through November 2009, but turned back upward during December 2009. While the rise in yields led to a decline in overall prices within the Fund and Index, coupon returns drove performance into positive territory for the reporting period.

4	PIMCO ETF Trust

PIMCO 1-5 Year U.S. TIPS Index Fund

Ticker Symbol:	STPZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (08/20/09)
PIMCO 1-5 Year U.S. TIPS Index Fund Based on Net Asset Value	3.25%
PIMCO 1-5 Year U.S. TIPS Index Fund Based on Market Price(1)	3.32%
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM(2)(3)	3.37%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (08/20/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$1,032.48	$1,024.20
Expenses Paid During Period+	$0.74	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period since the Fund commenced operations on 08/20/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 0.19%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-5 Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 1-5 Year U.S. TIPS Index Fund commenced operations on August 20, 2009.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the one to five year segment of the Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period and also added to returns.

Semiannual Report	December 31, 2009	5

PIMCO 3-7 Year U.S. Treasury Index Fund

Ticker Symbol:	FIVZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (10/30/09)
PIMCO 3-7 Year U.S. Treasury Index Fund Based on Net Asset Value	-0.84%
PIMCO 3-7 Year U.S. Treasury Index Fund Based on Market Price(1)	-0.85%
The BofA Merrill Lynch 3-7 Year US Treasury IndexSM(2)(3)	-0.83%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 3-7 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (10/30/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$991.61	$1,024.45
Expenses Paid During Period+	$0.25	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 10/30/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 1.86%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 3-7 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 3-7 Year US Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 3-7 Year U.S. Treasury Index Fund commenced operations on October 30, 2009.

»

Yields in the three to seven year segment of the U.S. Treasury yield curve shifted downward in November 2009, but turned back upward during the month of December 2009. An overall rise in yields led to negative performance in the Fund and its Index since the Fund’s inception at the end of October 2009.

6	PIMCO ETF Trust

PIMCO 7-15 Year U.S. Treasury Index Fund

Ticker Symbol:	TENZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09.

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (09/10/09)
PIMCO 7-15 Year U.S. Treasury Index Fund Based on Net Asset Value	-1.71%
PIMCO 7-15 Year U.S. Treasury Index Fund Based on Market Price(1)	-1.75%
The BofA Merrill Lynch 7-15 Year US Treasury IndexSM(2)(3)	-1.84%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 7-15 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (09/10/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$982.86	$1,024.45
Expenses Paid During Period+	$0.46	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 113/365 (to reflect the period since the Fund commenced operations on 09/10/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 1.96%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 7-15 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 7-15 Year US Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 7-15 Year U.S. Treasury Index Fund commenced operations on September 10, 2009.

»

Yields in the seven to fifteen year segment of the U.S. Treasury yield curve shifted upward in October 2009, downward in November 2009, but turned back upward during the month of December 2009. An overall rise in yields led to negative performance in the Fund and its Index since the Fund’s inception in September 2009.

Semiannual Report	December 31, 2009	7

PIMCO 15+ Year U.S. TIPS Index Fund

Ticker Symbol:	LTPZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (09/03/09)
PIMCO 15+ Year U.S. TIPS Index Fund Based on Net Asset Value	3.47%
PIMCO 15+ Year U.S. TIPS Index Fund Based on Market Price(1)	3.38%
The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM(2)(3)	3.42%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (09/03/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$1,034.66	$1,024.20
Expenses Paid During Period+	$0.66	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since the Fund commenced operations on 09/03/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 1.58%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 15+ Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 15+ Year U.S. TIPS Index Fund commenced operations on September 3, 2009.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the 15+ year segment of the TIPS yield curve, driving positive performance for both the Fund and Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period and also added to returns.

8	PIMCO ETF Trust

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Ticker Symbol:	ZROZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (10/30/09)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund Based on Net Asset Value	-10.23%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund Based on Market Price(1)	-9.96%
The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM(2)(3)	-10.28%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (10/30/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$897.70	$1,024.45
Expenses Paid During Period+	$0.24	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 10/30/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 2.37%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund commenced operations on October 30, 2009.

»

Yields in the 25+ year segment of the U.S. Treasury STRIPS curve rose through the month of December 2009, resulting in overall higher yields at year-end as compared to when the Fund launched at the end of October 2009. The underlying securities have high interest rate sensitivity and the overall rise in yields since the Fund’s inception led to negative performance in both the Fund and Index over the reporting period.

Semiannual Report	December 31, 2009	9

PIMCO Broad U.S. TIPS Index Fund

Ticker Symbol:	TIPZ

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009

Fund Inception (09/03/09)
PIMCO Broad U.S. TIPS Index Fund Based on Net Asset Value	3.39%
PIMCO Broad U.S. TIPS Index Fund Based on Market Price(1)	3.39%
The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM(2)(3)	3.37%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (09/03/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$1,033.93	$1,024.20
Expenses Paid During Period+	$0.66	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since the Fund commenced operations on 09/03/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 1.19%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Broad U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»	The PIMCO Broad U.S. TIPS Index Fund commenced operations on September 3, 2009.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the entire Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period and also added to returns.

10	PIMCO ETF Trust

PIMCO Enhanced Short Maturity Strategy Fund

Ticker Symbol:	MINT

Allocation Breakdown‡
Corporate Bonds & Notes	45.7%
U.S. Government Agencies	25.5%
Short-Term Instruments	14.0%
U.S. Treasury Obligations	12.8%
Sovereign Issues	2.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
	Fund Inception (11/16/09)
PIMCO Enhanced Short Maturity Strategy Fund Based on Net Asset Value	0.01%
PIMCO Enhanced Short Maturity Strategy Fund Based on Market Price(1)	0.08%
Citigroup 3-Month Treasury Bill Index(2)	0.01%	*

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

* Since 11/30/2009

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (11/16/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$1,000.10	$1,023.44
Expenses Paid During Period+	$0.43	$1.79

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 46/365 (to reflect the period since the Fund commenced operations on 11/16/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.35% for the Fund reflects net annualized expenses after application of an expense waiver of 1.41%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Enhanced Short Maturity Strategy Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards.

»	The PIMCO Enhanced Short Maturity Strategy Fund commenced operations on November 16, 2009.

»	As of December 31, 2009, the 30 Day SEC Yield(3) was 0.63% and the Estimated Yield to Maturity(4) was 1.37%.

»

An above-benchmark index U.S. duration positioning, or sensitivity to changes in market interest rates, detracted from returns as interest rates moved higher across the yield curve, although this position was partially offset by a curve-steepening bias as the yield curve steepened.

»	An emphasis on Agency mortgage-backed securities (“MBS”) detracted from performance as Agency MBS underperformed for the period from inception to end of the reporting period.

»	Exposure to the investment-grade corporate sector added to returns as the sector outperformed U.S. Treasury Bills.

(3) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(4) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s Estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

Semiannual Report	December 31, 2009	11

PIMCO Intermediate Municipal Bond Strategy Fund

Ticker Symbol:	MUNI

Allocation Breakdown‡
Municipal Bonds & Notes	100.0%
‡	% of Total Investments as of 12/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2009
Fund Inception (11/30/09)
PIMCO Intermediate Municipal Bond Strategy Fund Based on Net Asset Value	-0.39%
PIMCO Intermediate Municipal Bond Strategy Fund Based on Market Price(1)	-0.31%
Barclays Capital 1-15 Year Municipal Bond Index(2)	-0.04%

Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from 1 to 17 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (11/30/09)	$1,000.00	$1,000.00
Ending Account Value (12/31/09)	$996.15	$1,023.44
Expenses Paid During Period+	$0.30	$1.79

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 32/365 (to reflect the period since the Fund commenced operations on 11/30/09). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.35% for the Fund reflects net annualized expenses after application of an expense waiver of 0.06%.

†† Hypothetical Performance reflects a beginning account value as of 07/01/09.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Intermediate Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The PIMCO Intermediate Municipal Bond Strategy Fund commenced operations on November 30, 2009.

»	As of December 31, 2009, the 30 Day SEC Yield(3) was 1.50% and the Estimated Yield to Maturity(4) was 3.30%.

»

The Fund’s effective duration, or sensitivity to changes in market interest rates, was managed above its benchmark index throughout the period since the Fund’s inception, which detracted from performance as intermediate municipal bond yields moved higher.

»	Although intermediate municipal bonds posted negative returns over the reporting period since the Fund’s inception, intermediate municipal bonds significantly outperformed U.S. Treasuries.

»

Exposure to general obligation municipal bonds detracted from returns while an overweight to revenue municipal bonds added to returns; specifically, exposure to education and transportation municipal bond issues benefited performance while exposure to the special tax sector detracted from performance.

(3) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(4) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s Estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s yield to maturity from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

12	PIMCO ETF Trust

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	December 31, 2009	13

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (b)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

1-3 Year U.S. Treasury Index Fund
07/01/2009 - 12/31/2009+	$49.94	$0.20	$0.17	$0.37	$(0.22)	$(0.02)
06/01/2009 - 06/30/2009	50.00	0.03	(0.06)	(0.03)	(0.03)	0.00

1-5 Year U.S. TIPS Index Fund
08/20/2009 - 12/31/2009+	$50.00	$0.28	$1.33	$1.61	$(0.35)	$0.00

3-7 Year U.S. Treasury Index Fund
10/30/2009 - 12/31/2009+	$75.34	$0.23	$(0.86)	$(0.63)	$(0.22)	$0.00

7-15 Year U.S. Treasury Index Fund
09/10/2009 - 12/31/2009+	$75.67	$0.64	$(1.92)	$(1.28)	$(0.69)	$(0.05)

15+ Year U.S. TIPS Index Fund
09/03/2009 - 12/31/2009+	$50.01	$0.39	$1.35	$1.74	$(0.41)	$0.00

25+ Year Zero Coupon U.S. Treasury Index Fund
10/30/2009 - 12/31/2009+	$76.98	$0.67	$(8.54)	$(7.87)	$(0.51)	$0.00

Broad U.S. TIPS Index Fund
09/03/2009 - 12/31/2009+	$50.01	$0.29	$1.41	$1.70	$(0.29)	$(0.07)

Enhanced Short Maturity Strategy Fund
11/16/2009 - 12/31/2009+	$100.00	$0.06	$(0.06)	$0.00	$(0.04)	$0.00

Intermediate Municipal Bond Strategy Fund
11/30/2009 - 12/31/2009+	$50.00	$0.07	$(0.26)	$(0.19)	$(0.05)	$0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Results do not accord with activity as a result of the timing of creations/redemptions.

14	PIMCO ETF Trust	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$50.07	0.74%	$175,347	0.09	%*	0.25	%*	0.84	%*	171%
(0.03)	49.94	(0.06)	40,051	0.09	*	1.88	*	0.76	*	18

$(0.35)	$51.26	3.25%	$139,424	0.20	%*	0.39	%*	1.67	%*	5%

$(0.22)	$74.49	(0.84)%	$31,781	0.15	%*	2.01	%*	2.06	%*	61%

$(0.74)	$73.65	(1.71)%	$13,748	0.15	%*	2.11	%*	3.19	%*	117%

$(0.41)	$51.34	3.47%	$21,562	0.20	%*	1.78	%*	2.72	%*	1%

$(0.51)	$68.60	(10.23)%	$17,835	0.15	%*	2.52	%*	4.85	%*	0%

$(0.36)	$51.35	3.39%	$16,945	0.20	%*	1.39	%*	1.95	%*	100%

$(0.04)	$99.96	0.01%	$44,983	0.35	%*	1.76	%*	0.52	%*	36%

$(0.05)	$49.76	(0.39)%	$12,938	0.35	%*	0.35	%*	1.63	%*	4%

Semiannual Report	December 31, 2009	15

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	1-3 Year U.S. Treasury Index Fund	1-5 Year U.S. TIPS Index Fund	3-7 Year U.S. Treasury Index Fund	7-15 Year U.S. Treasury Index Fund

Assets:
Investments, at value	$174,730	$138,262	$31,515	$13,578
Repurchase agreements, at value	307	0	0	0
Cash	0	33	33	20
Receivable for investments sold	56,226	167	4,234	3,415
Interest receivable	581	1,135	255	160
Manager reimbursement receivable	21	0	0	0
	231,865	139,597	36,037	17,173

Liabilities:
Payable for investments purchased	$56,386	$0	$4,205	$3,389
Dividends payable	113	150	48	35
Accrued related party fees	19	22	3	1
Recoupment payable to Manager	0	1	0	0
	56,518	173	4,256	3,425

Net Assets	$175,347	$139,424	$31,781	$13,748

Net Assets Consist of:
Paid in capital	$175,560	$138,220	$32,259	$13,989
Undistributed (overdistributed) net investment income	(13)	(56)	(13)	(8)
Accumulated undistributed net realized gain (loss)	363	(5)	(42)	(49)
Net unrealized appreciation (depreciation)	(563)	1,265	(423)	(184)
	$175,347	$139,424	$31,781	$13,748

Shares Issued and Outstanding	3,502	2,720	427	187

Net Asset Value Per Share	$50.07	$51.26	$74.49	$73.65

Cost of Investments Owned	$175,293	$136,997	$31,938	$13,762
Cost of Repurchase Agreements Owned	$307	$0	$0	$0

16	PIMCO ETF Trust	See Accompanying Notes

(Unaudited) December 31, 2009

15+ Year U.S. TIPS Index Fund	25+ Year Zero Coupon U.S. Treasury Index Fund	Broad U.S. TIPS Index Fund	Enhanced Short Maturity Strategy Fund	Intermediate Municipal Bond Strategy Fund

$21,367	$17,961	$16,772	$44,707	$13,701
0	0	0	180	0
20	8	12	28	63
40	0	28	0	0
186	0	161	216	99
0	0	0	0	0
21,613	17,969	16,973	45,131	13,863

$0	$0	$0	$120	$909
48	132	25	17	12
3	2	3	11	4
0	0	0	0	0
51	134	28	148	925

$21,562	$17,835	$16,945	$44,983	$12,938

$21,508	$19,664	$16,773	$45,019	$12,997
(9)	(30)	(1)	0	2
0	0	187	8	2
63	(1,799)	(14)	(44)	(63)
$21,562	$17,835	$16,945	$44,983	$12,938

420	260	330	450	260

$51.34	$68.60	$51.35	$99.96	$49.76

$21,304	$19,760	$16,786	$44,751	$13,764
$0	$0	$0	$180	$0

Semiannual Report	December 31, 2009	17

Statements of Operations

Six Months Ended December 31, 2009 (Unaudited)
	1-3 Year U.S. Treasury Index Fund	1-5 Year U.S. TIPS Index Fund	3-7 Year U.S. Treasury Index Fund	7-15 Year U.S. Treasury Index Fund

(Amounts in thousands)	Six Months Ended December 31, 2009	Period from August 20, 2009 to December 31, 2009	Period from October 30, 2009 to December 31, 2009	Period from September 10, 2009 to December 31, 2009

Investment Income:
Interest	$493	$485	$59	$85
Total Income	493	485	59	85

Expenses:
Management fees	81	53	4	4
Trustees' fees	42	0	0	0
Organization costs	13	50	50	50
Total Expenses	136	103	54	54
Reimbursement by Manager	(85)	(49)	(50)	(50)
Net Expenses	51	54	4	4

Net Investment Income	442	431	55	81

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	473	2	(42)	(44)
Net change in unrealized appreciation (depreciation) on investments	(578)	1,265	(423)	(184)
Net Gain (Loss)	(105)	1,267	(465)	(228)

Net Increase (Decrease) in Net Assets Resulting from Operations	$337	$1,698	$(410)	$(147)

18	PIMCO ETF Trust	See Accompanying Notes

15+ Year U.S. TIPS Index Fund	25+ Year Zero Coupon U.S. Treasury Index Fund	Broad U.S. TIPS Index Fund	Enhanced Short Maturity Strategy Fund	Intermediate Municipal Bond Strategy Fund

Period from September 3, 2009 to December 31, 2009	Period from October 30, 2009 to December 31, 2009	Period from September 3, 2009 to December 31, 2009	Period from November 16, 2009 to December 31, 2009	Period from November 30, 2009 to December 31, 2009

$93	$105	$91	$31	$19
93	105	91	31	19

7	3	9	13	4
0	0	0	0	0
50	50	50	50	0
57	53	59	63	4
(50)	(50)	(50)	(50)	0
7	3	9	13	4

86	102	82	18	15

1	0	209	8	2
63	(1,799)	(14)	(44)	(63)
64	(1,799)	195	(36)	(61)

$150	$(1,697)	$277	$(18)	$(46)

Semiannual Report	December 31, 2009	19

Statements of Changes in Net Assets

	1-3 Year U.S. Treasury Index Fund		1-5 Year U.S. TIPS Index Fund	3-7 Year U.S. Treasury Index Fund	7-15 Year U.S. Treasury Index Fund

(Amounts in thousands)	Six Months Ended December 31, 2009 (Unaudited)	Period from June 1, 2009 to June 30, 2009	Period from August 20, 2009 to December 31, 2009 (Unaudited)	Period from October 30, 2009 to December 31, 2009 (Unaudited)	Period from September 10, 2009 to December 31, 2009 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$442	$22	$431	$55	$81
Net realized gain (loss)	473	(10)	2	(42)	(44)
Net change in unrealized appreciation (depreciation)	(578)	15	1,265	(423)	(184)
Net increase (decrease) resulting from operations	337	27	1,698	(410)	(147)

Net Equalization Credits and Charges	32	2	86	23	15

Distributions to Shareholders:
From net investment income	(454)	(23)	(487)	(68)	(89)
From net realized capital gains	(100)	0	(7)	0	(5)

Total Distributions	(554)	(23)	(494)	(68)	(94)

Fund Share Transactions:
Receipts for shares sold	246,290	40,047	143,347	32,259	13,989
Cost of shares redeemed	(110,777)	0	(5,127)	0	0
Net Income Equalization	(32)	(2)	(86)	(23)	(15)
Net increase resulting from Fund share transactions	135,481	40,045	138,134	32,236	13,974

Total Increase in Net Assets	135,296	40,051	139,424	31,781	13,748

Net Assets:
Beginning of year or period	40,051	0	0	0	0
End of year or period*	$175,347	$40,051	$139,424	$31,781	$13,748

*Including undistributed (overdistributed) net investment income of:	$(13)	$(1)	$(56)	$(13)	$(8)

20	PIMCO ETF Trust	See Accompanying Notes

15+ Year U.S. TIPS Index Fund	25+ Year Zero Coupon U.S. Treasury Index Fund	Broad U.S. TIPS Index Fund	Enhanced Short Maturity Strategy Fund	Intermediate Municipal Bond Strategy Fund

Period from September 3, 2009 to December 31, 2009 (Unaudited)	Period from October 30, 2009 to December 31, 2009 (Unaudited)	Period from September 3, 2009 to December 31, 2009 (Unaudited)	Period from November 16, 2009 to December 31, 2009 (Unaudited)	Period from November 30, 2009 to December 31, 2009 (Unaudited)

$86	$102	$82	$18	$15
1	0	209	8	2
63	(1,799)	(14)	(44)	(63)
150	(1,697)	277	(18)	(46)

18	43	6	4	2

(95)	(132)	(83)	(18)	(13)
(1)	0	(22)	0	0

(96)	(132)	(105)	(18)	(13)

21,508	19,664	16,773	45,019	12,997
0	0	0	0	0
(18)	(43)	(6)	(4)	(2)
21,490	19,621	16,767	45,015	12,995

21,562	17,835	16,945	44,983	12,938

0	0	0	0	0
$21,562	$17,835	$16,945	$44,983	$12,938

$(9)	$(30)	$(1)	$0	$2

Semiannual Report	December 31, 2009	21

Schedule of Investments 1-3 Year U.S. Treasury Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.6%

U.S. Treasury Notes
0.750% due 11/30/2011	$6,998	$6,954
0.875% due 12/31/2010	15,795	15,858
0.875% due 01/31/2011	2,412	2,420
0.875% due 02/28/2011	3,317	3,326
0.875% due 04/30/2011	20,464	20,498
1.000% due 07/31/2011	12,948	12,972
1.125% due 12/15/2011	5,956	5,960
1.125% due 01/15/2012	7,974	7,969
1.125% due 12/15/2012	8,010	7,884
1.375% due 02/15/2012	6,451	6,472
1.375% due 03/15/2012	7,274	7,293
1.375% due 05/15/2012	10,496	10,499
1.375% due 09/15/2012	9,585	9,543
1.375% due 10/15/2012	5,095	5,068
1.375% due 11/15/2012	6,882	6,835
1.500% due 07/15/2012	5,230	5,240
1.750% due 08/15/2012	7,664	7,716
1.875% due 06/15/2012	2,514	2,542
4.500% due 09/30/2011	7,555	8,012
4.500% due 11/30/2011	9,611	10,236
4.625% due 10/31/2011	4,507	4,801
5.125% due 06/30/2011	6,239	6,632

Total U.S. Treasury Obligations (Cost $175,293)		174,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.005% due 01/04/2010	$307	$307

(Dated 12/31/2009. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $317. Repurchase proceeds are $307.)

Total Short-Term Instruments (Cost $307)		307

Total Investments 99.8% (Cost $175,600)		$175,037

Other Assets and Liabilities (Net) 0.2%		310

Net Assets 100.0%		$175,347

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$174,730	$0	$174,730
Short-Term Instruments	0	307	0	307

Investments, at value	$0	$175,037	$0	$175,037

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

22	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments 1-5 Year U.S. TIPS Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.2%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$10,632	$10,825
1.250% due 04/15/2014	10,810	11,186
1.875% due 07/15/2013	16,327	17,216
2.000% due 04/15/2012	12,764	13,355
2.000% due 01/15/2014	17,034	18,035
2.000% due 07/15/2014	15,108	16,024
2.375% due 04/15/2011	15,237	15,705
3.000% due 07/15/2012	19,186	20,652
3.375% due 01/15/2012	5,069	5,427
3.500% due 01/15/2011	9,472	9,837

Total U.S. Treasury Obligations (Cost $136,997)		138,262

Total Investments 99.2% (Cost $136,997)		$138,262

Other Assets and Liabilities (Net) 0.8%		1,162

Net Assets 100.0%		$139,424

Notes to Schedule of Investments (amounts in thousands*):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$138,262	$0	$138,262

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	December 31, 2009	23

Schedule of Investments 3-7 Year U.S. Treasury Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.2%

U.S. Treasury Bonds
7.250% due 05/15/2016	$1,086	$1,345
7.500% due 11/15/2016	575	725
9.250% due 02/15/2016	167	225
9.875% due 11/15/2015	223	306
10.625% due 08/15/2015	400	562
11.250% due 02/15/2015	568	801

U.S. Treasury Notes
1.500% due 12/31/2013	737	718
1.750% due 03/31/2014	1,227	1,198
1.875% due 02/28/2014	1,099	1,081
1.875% due 04/30/2014	1,291	1,265
2.000% due 11/30/2013	475	473
2.125% due 11/30/2014	2,058	2,010
2.375% due 08/31/2014	1,841	1,828
2.375% due 09/30/2014	1,843	1,828
2.375% due 03/31/2016	1,529	1,463
2.625% due 06/30/2014	1,424	1,435
2.625% due 07/31/2014	1,586	1,594

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 10/31/2013	$310	$318
2.750% due 11/30/2016	699	673
2.875% due 01/31/2013	1,194	1,237
3.000% due 08/31/2016	1,029	1,012
3.125% due 04/30/2013	1,226	1,278
3.125% due 08/31/2013	1,409	1,465
3.125% due 10/31/2016	825	815
3.250% due 05/31/2016	1,223	1,228
3.250% due 07/31/2016	1,021	1,023
3.500% due 05/31/2013	981	1,034
3.875% due 02/15/2013	1,036	1,104
4.750% due 05/15/2014	482	531
4.875% due 08/15/2016	855	940

Total U.S. Treasury Obligations (Cost $31,938)		31,515

Total Investments 99.2% (Cost $31,938)		$31,515

Other Assets and Liabilities (Net) 0.8%		266

Net Assets 100.0%		$31,781

Notes to Schedule of Investments (amounts in thousands*):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$31,515	$0	$31,515

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

24	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments 7-15 Year U.S. Treasury Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.8%

U.S. Treasury Bonds
6.250% due 08/15/2023	$337	$403
7.250% due 08/15/2022	349	452
7.500% due 11/15/2024	273	365
7.625% due 11/15/2022	342	456
7.875% due 02/15/2021	380	511
8.125% due 08/15/2021	384	527
8.750% due 05/15/2017	820	1,108
8.750% due 05/15/2020	440	621
8.875% due 08/15/2017	674	919

U.S. Treasury Notes
2.750% due 02/15/2019	1,355	1,248
3.125% due 05/15/2019	1,145	1,085
3.375% due 11/15/2019	867	834
3.625% due 08/15/2019	922	907
3.750% due 11/15/2018	1,420	1,420
4.000% due 08/15/2018	1,549	1,582
4.250% due 11/15/2017	1,087	1,140

Total U.S. Treasury Obligations (Cost $13,762)		13,578

Total Investments 98.8% (Cost $13,762)		$13,578

Other Assets and Liabilities (Net) 1.2%		170

Net Assets 100.0%		$13,748

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$13,578	$0	$13,578

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	December 31, 2009	25

Schedule of Investments 15+ Year U.S. TIPS Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.1%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$1,985	$1,908
2.000% due 01/15/2026	2,678	2,697
2.375% due 01/15/2025	3,949	4,176
2.375% due 01/15/2027	2,172	2,291
2.500% due 01/15/2029	1,751	1,882
3.375% due 04/15/2032	750	930
3.625% due 04/15/2028	2,759	3,417
3.875% due 04/15/2029	3,152	4,066

Total U.S. Treasury Obligations (Cost $21,304)		21,367

Total Investments 99.1% (Cost $21,304)		$21,367

Other Assets and Liabilities (Net) 0.9%		195

Net Assets 100.0%		$21,562

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$21,367	$0	$21,367

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

26	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments 25+ Year Zero Coupon U.S. Treasury Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 100.7%

U.S. Treasury Strips
0.000% due 02/15/2036	$8,488	$2,488
0.000% due 02/15/2037	8,488	2,360
0.000% due 05/15/2037	8,488	2,328
0.000% due 02/15/2038	8,488	2,236
0.000% due 05/15/2038	8,488	2,204
0.000% due 02/15/2039	8,488	2,148
0.000% due 05/15/2039	8,488	2,115
0.000% due 08/15/2039	8,488	2,082

Total U.S. Treasury Obligations (Cost $19,760)		17,961

Total Investments 100.7% (Cost $19,760)		$17,961

Other Assets and Liabilities (Net) (0.7)%		(126)

Net Assets 100.0%		$17,835

Notes to Schedule of Investments (amounts in thousands*):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$17,961	$0	$17,961

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	December 31, 2009	27

Schedule of Investments Broad U.S. TIPS Index Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.0%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$506	$516
1.250% due 04/15/2014	496	514
1.625% due 01/15/2015	1,146	1,193
1.625% due 01/15/2018	1,099	1,127
1.750% due 01/15/2028	924	888
1.875% due 07/15/2019	1,015	1,055
2.000% due 01/15/2014	1,501	1,589
2.000% due 01/15/2026	1,018	1,025
2.375% due 01/15/2025	1,064	1,126
2.500% due 07/15/2016	2,333	2,543
2.500% due 01/15/2029	831	893
3.000% due 07/15/2012	1,331	1,433
3.375% due 01/15/2012	321	344
3.375% due 04/15/2032	199	246
3.500% due 01/15/2011	1,273	1,322
3.875% due 04/15/2029	743	958

Total U.S. Treasury Obligations (Cost $16,786)		16,772

Total Investments 99.0% (Cost $16,786)		$16,772

Other Assets and Liabilities (Net) 1.0%		173

Net Assets 100.0%		$16,945

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
U.S. Treasury Obligations	$0	$16,772	$0	$16,772

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

28	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments Enhanced Short Maturity Strategy Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 45.6%

BANKING & FINANCE 37.7%

American Express Bank FSB
0.384% due 06/12/2012	$200	$195
5.550% due 10/17/2012	300	321

American Express Credit Corp.
0.392% due 06/16/2011	100	99

American Honda Finance Corp.
1.003% due 06/20/2011	100	100

ANZ National International Ltd.
0.458% due 08/05/2011	250	250

Bank of America Corp.
0.755% due 09/11/2012	400	393
2.100% due 04/30/2012	200	202

Barclays Bank PLC
1.055% due 03/05/2012	1,000	1,011

BBVA U.S. Senior SAU
0.304% due 03/12/2010	200	200

Bear Stearns Cos. LLC
0.482% due 08/15/2011	400	400

Caterpillar Financial Services Corp.
1.001% due 06/24/2011	350	353

Citibank N.A.
1.375% due 08/10/2011	200	201
1.875% due 05/07/2012	200	201

Citigroup, Inc.
0.379% due 03/16/2012	650	627
5.300% due 10/17/2012	300	313
5.500% due 04/11/2013	200	208

Countrywide Financial Corp.
0.715% due 05/07/2012	150	147
5.800% due 06/07/2012	200	212

Dexia Credit Local
0.899% due 09/23/2011	250	252

General Electric Capital Corp.
0.323% due 03/15/2012	100	97
2.250% due 03/12/2012	200	203

Goldman Sachs Group, Inc.
5.450% due 11/01/2012	200	215
6.600% due 01/15/2012	100	109

HSBC Finance Corp.
0.485% due 08/09/2011	250	245
5.700% due 06/01/2011	200	209
5.900% due 06/19/2012	750	802

ING Security Life Institutional Funding
4.250% due 01/15/2010	250	250

International Bank for Reconstruction & Development
1.050% due 04/06/2010	200	200

JPMorgan Chase & Co.
0.454% due 01/17/2011	500	500
5.375% due 10/01/2012	500	541

Lloyds TSB Bank PLC
2.300% due 04/01/2011	250	254

Macquarie Bank Ltd.
1.975% due 01/15/2010	400	400
2.600% due 01/20/2012	200	204

MassMutual Global Funding II
3.500% due 03/15/2010	150	150

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	200	214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding I
5.125% due 11/09/2011	$150	$157

Monumental Global Funding II
0.222% due 11/26/2010	300	298

Morgan Stanley
0.534% due 01/09/2012	200	198
3.250% due 12/01/2011	200	208
5.250% due 11/02/2012	200	213
6.600% due 04/01/2012	500	544

National City Bank
4.500% due 03/15/2010	250	252

Nationwide Building Society
0.452% due 05/17/2012	200	200

Nomura Europe Finance NV
0.434% due 07/05/2011	100	97

Pricoa Global Funding I
0.494% due 01/15/2010	150	150
1.055% due 06/04/2010	100	100

Principal Life Income Funding Trusts
0.653% due 09/17/2010	600	600

Royal Bank of Scotland Group PLC
0.514% due 03/30/2012	300	299
1.183% due 04/23/2012	1,000	1,012
2.625% due 05/11/2012	500	507

Sun Life Financial Global Funding LP
0.501% due 07/06/2010	150	149

Suncorp-Metway Ltd.
0.628% due 12/17/2010	200	201

Svensk ExportKredit AB
4.875% due 01/19/2010	300	300

Swedbank AB
3.000% due 12/22/2011	200	205

U.S. Bancorp
0.281% due 05/28/2010	85	85
0.679% due 02/04/2010	150	150

UBS AG
1.193% due 04/22/2010	250	250

Wachovia Corp.
0.413% due 04/23/2012	100	99

Wells Fargo & Co.
0.384% due 01/12/2011	200	200

Westpac Banking Corp.
3.250% due 12/16/2011	200	207

		16,959

INDUSTRIALS 3.4%

Comcast Corp.
5.850% due 01/15/2010	100	100

Cox Communications, Inc.
6.750% due 03/15/2011	100	105
7.125% due 10/01/2012	250	278

CVS Caremark Corp.
5.750% due 08/15/2011	150	160

Enterprise Products Operating LLC
7.625% due 02/15/2012	200	221

General Mills, Inc.
0.413% due 01/22/2010	100	100

Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	150	163

Southern Co.
0.683% due 10/21/2011	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wal-Mart Stores, Inc.
4.000% due 01/15/2010	$300	$300

		1,527

UTILITIES 4.5%

Appalachian Power Co.
5.650% due 08/15/2012	200	214

Georgia Power Co.
0.803% due 03/17/2010	20	20

Koninklijke KPN NV
8.000% due 10/01/2010	150	158

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	300	322

NGPL PipeCo. LLC
6.514% due 12/15/2012	400	435

Telecom Italia Capital S.A.
0.894% due 07/18/2011	300	299

Telefonica Emisiones SAU
5.984% due 06/20/2011	100	106

Verizon Wireless Capital LLC
2.869% due 05/20/2011	200	207
3.750% due 05/20/2011	150	155

Vodafone Group PLC
0.536% due 02/27/2012	100	100

		2,016

Total Corporate Bonds & Notes (Cost $20,547)		20,502

U.S. GOVERNMENT AGENCIES 25.5%

Fannie Mae
0.000% due 07/12/2010	50	50
2.750% due 04/11/2011	12	12
3.000% due 07/12/2010	471	478
3.100% due 02/04/2010	500	501
3.250% due 02/10/2010	500	502
4.500% due 02/15/2011	130	136
5.500% due 03/15/2011	40	42
6.080% due 12/15/2010	150	158
7.125% due 06/15/2010	180	186

Federal Home Loan Bank
0.150% due 05/26/2011	300	300
0.234% due 01/14/2011	540	540
0.250% due 05/27/2011 - 06/07/2011	1,100	1,099
0.700% due 04/18/2011	800	799
0.850% due 01/20/2011	620	622
0.950% due 02/03/2011	300	301
1.125% due 10/27/2010	150	151
1.625% due 03/16/2011	125	126
3.000% due 06/11/2010	600	607
3.250% due 03/11/2011	300	309
3.460% due 04/15/2010	250	252
3.875% due 02/12/2010	60	60
4.125% due 08/13/2010	100	102
4.375% due 03/17/2010	250	252
5.125% due 06/28/2010	100	102
5.250% due 06/11/2010	125	128
5.875% due 02/15/2011	325	344
7.375% due 02/12/2010	50	50

Freddie Mac
0.000% due 03/05/2010 - 05/05/2010	547	547
4.125% due 02/24/2011	100	104

See Accompanying Notes	Semiannual Report	December 31, 2009	29

Schedule of Investments  Enhanced Short Maturity Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.550% due 01/20/2011	$200	$208
4.750% due 12/08/2010	60	62
7.000% due 03/15/2010	200	203

Ginnie Mae
6.500% due 05/15/2032 - 12/15/2034	755	811
7.000% due 03/15/2023 - 11/15/2032	449	499
7.500% due 12/15/2012 - 06/15/2028	735	818

Total U.S. Government Agencies (Cost $11,456)		11,461

U.S. TREASURY OBLIGATIONS 12.8%

U.S. Treasury Notes
0.750% due 11/30/2011	1,500	1,491
0.875% due 12/31/2010	250	251
0.875% due 02/28/2011	2,000	2,005
1.250% due 11/30/2010	2,000	2,015

Total U.S. Treasury Obligations (Cost $5,764)		5,762

SOVEREIGN ISSUES 1.9%

Societe Financement de l'Economie Francaise
0.484% due 07/16/2012	200	201
1.500% due 10/29/2010	675	678

Total Sovereign Issues (Cost $882)		879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.0%

COMMERCIAL PAPER 13.6%

Banco Bilbao Vizcaya Argentaria S.A.
0.150% due 01/11/2010	$600	$600

DnB NOR Bank ASA
0.130% due 01/08/2010	600	600

ENI Finance USA, Inc.
0.190% due 01/19/2010	250	250

Fannie Mae
0.142% due 01/27/2010	593	593

Federal Home Loan Bank
0.122% due 02/12/2010	100	100
0.180% due 11/17/2010	300	300

Freddie Mac
0.112% due 02/23/2010	100	100
0.132% due 02/22/2010	50	50
0.152% due 01/27/2010	325	325
0.152% due 03/02/2010	35	35
0.172% due 04/22/2010	700	700

Groupe BPCE
0.210% due 01/11/2010	250	250

Lloyds Banking Group PLC
0.200% due 01/15/2010	100	100

Metropolitan Life Global Funding I
0.853% due 09/17/2010	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea North America, Inc.
0.130% due 01/08/2010	$600	$600

Société de Prise de Participation de l'Etat
0.160% due 01/11/2010	250	250

Societe Generale N.A.
0.180% due 01/08/2010	600	600

Straight-A Funding LLC
0.150% due 01/11/2010	250	250
0.200% due 02/12/2010	300	300

		6,103

REPURCHASE AGREEMENTS 0.4%

JPMorgan Chase Bank N.A.
0.000% due 01/04/2010	180	180

(Dated 12/31/2009. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $185. Repurchase proceeds are $180.)

Total Short-Term Instruments (Cost $6,282)		6,283

Total Investments 99.8% (Cost $44,931)		$44,887

Other Assets and Liabilities (Net) 0.2%		96

Net Assets 100.0%		$44,983

Notes to Schedule of Investments (amounts in thousands*):

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Corporate Bonds & Notes	$0	$20,502	$0	$20,502
U.S. Government Agencies	0	11,461	0	11,461
U.S. Treasury Obligations	0	5,762	0	5,762
Sovereign Issues	0	879	0	879
Short-Term Instruments	0	6,283	0	6,283

Investments, at value	$0	$44,887	$0	$44,887

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

30	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments Intermediate Municipal Bond Strategy Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 105.9%

CALIFORNIA 2.3%

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.200% due 07/01/2020	$300	$300

COLORADO 7.9%

Aspen, Colorado General Obligation Notes, Series 2009
4.000% due 12/01/2014	150	166

Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	250	284

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	300	300

Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	274

		1,024

CONNECTICUT 5.5%

Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	710

DELAWARE 2.2%

University of Delaware Revenue Bonds, Series 2009
5.000% due 11/01/2021	250	283

FLORIDA 7.3%

Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	121

Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	273

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	264

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017 (a)	250	281

		939

GEORGIA 8.2%

Georgia State General Obligation Notes, Series 2009
4.000% due 07/01/2019	250	271
5.000% due 07/01/2015	125	145

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018 (a)	350	359

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	287

		1,062

ILLINOIS 4.9%

Chicago, Illinois Revenue Bonds, Series 2002
0.200% due 01/01/2034	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	$500	$537

		637

INDIANA 3.4%

Indiana State Finance Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 12/01/2017	300	329

Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	113

		442

MARYLAND 1.5%

Maryland State Transportation Authority Revenue Notes, Series 2008
5.000% due 03/01/2013	175	196

MASSACHUSETTS 2.3%

Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	250	293

NEW HAMPSHIRE 2.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.220% due 06/01/2031	300	300

NEW JERSEY 3.6%

New Jersey Garden State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	300	353

New Jersey State Turnpike Authority Revenue Bonds, (NPFGC Insured), Series 1991
6.500% due 01/01/2013	100	116

		469

NEW YORK 23.1%

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.200% due 05/01/2033	300	300

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2012	120	131

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	271

New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	229

New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	500	506

New York State Thruway Authority Revenue Bonds, Series 2008
5.000% due 04/01/2024	250	271

New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.500% due 04/01/2012	510	560

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2027	400	443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	$250	$278

		2,989

NORTH CAROLINA 5.6%

Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	339

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	386

		725

OHIO 2.7%

Ohio State General Obligation Bonds, Series 2009
5.000% due 09/15/2020	300	342

SOUTH CAROLINA 2.1%

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	273

TENNESSEE 1.9%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	250	239

TEXAS 10.0%

Houston, Texas Airport Systems Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	350	222

Mansfield, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/15/2019	250	283

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	300	340

Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	108

University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	300	341

		1,294

UTAH 2.1%

Utah State General Obligation Notes, Series 2009
4.000% due 07/01/2015	250	277

WASHINGTON 5.4%

King County, Washington School District No. 1 General Obligation Notes, Series 2007
5.000% due 06/01/2012	150	165

Washington State General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2025	250	269

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013 (a)	250	263

		697

See Accompanying Notes	Semiannual Report	December 31, 2009	31

Schedule of Investments Intermediate Municipal Bond Strategy Fund	(Unaudited) December 31, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WYOMING 1.6%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	$200	$210

Total Municipal Bonds & Notes (Cost $13,764)		13,701

Total Investments 105.9% (Cost $13,764)		$13,701

Other Assets and Liabilities (Net) (5.9%)		(762)

Net Assets 100.0%		$12,938

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Colorado	$0	$1,024	$0	$1,024
Connecticut	0	710	0	710
Florida	0	939	0	939
Georgia	0	1,062	0	1,062
New York	0	2,989	0	2,989
North Carolina	0	725	0	725
Texas	0	1,294	0	1,294
Washington	0	697	0	697
Other Categories +++	0	4,261	0	4,261

Investments, at value	$0	$13,701	$0	$13,701

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

32	PIMCO ETF Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) December 31, 2009

1.  ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware business trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to nine exchange-traded funds (the “Funds”) offered by the Trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s NAV. The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment manager, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses,

Semiannual Report	December 31, 2009	33

Notes to Financial Statements  (Cont.)

purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund, if any.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the 25+ Year Zero Coupon U.S. Treasury Index Fund, are declared and distributed to shareholders monthly. Dividends from net investment income, if any, of the 25+ Year Zero Coupon U.S. Treasury Index Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of a Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Equalization  Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are fixed-income securities sold at a significant discount to face value and offer no interest payments because they mature at par.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection

34	PIMCO ETF Trust

(Unaudited) December 31, 2009

with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitments under the terms of the Senior Preferred Stock Purchase Agreements to $200 billion of each of FNMA and FHLMC. The additional commitments have no set expiration date. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreements are intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed, which may not be for an extended period of time.

4.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a complete list of all Principal Risks, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in fixed income securities expose the Fund to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Market trading risk is the risk that an active secondary trading market for a Fund’s shares does not develop or continue, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that an Index Fund’s portfolio may not correlate to the Fund’s Index.

Indexing risk is the risk that a Fund is negatively affected by general declines in the market segments or asset classes represented by the Fund’s Index.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

5.  FEES AND EXPENSES

(a) Management Fee  PIMCO, a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), serves as the investment manager (the “Manager”) to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at the annual rate based on average daily net assets (the “Management Fee”). The Management Fee for each Fund is charged at an annual rate as noted in the table below.

Fund Name	Management Fee
1-3 Year U.S. Treasury Index Fund	0.15%	(1)
1-5 Year U.S. TIPS Index Fund	0.20%
3-7 Year U.S. Treasury Index Fund	0.15%
7-15 Year U.S. Treasury Index Fund	0.15%
15+ Year U.S. TIPS Index Fund	0.20%
25+ Year Zero Coupon U.S. Treasury Index Fund	0.15%
Broad U.S. TIPS Index Fund	0.20%
Enhanced Short Maturity Strategy Fund	0.35%
Intermediate Municipal Bond Strategy Fund	0.35%

(1)

PIMCO has contractually agreed, until October 31, 2011, to waive a portion of its management fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the management fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement

Semiannual Report	December 31, 2009	35

Notes to Financial Statements  (Cont.)

(the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit: 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. As of December 31, 2009, the recoverable Management Fee amount to PIMCO was $32,462.

(b) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of each Fund’s Creation Units. AGID does not maintain a secondary market in shares of the Funds. Each Fund is permitted to reimburse AGID at an annual rate of up to 0.25% of a Fund’s average daily net assets. However, no such fee is currently authorized to be paid by the Funds.

(c) Fund Expenses  The Funds bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each Independent Trustee receives an annual retainer of $10,000, plus $1,000 for each Board of Trustees meeting attended in person, $250 for each committee meeting attended and $500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $1,000 and each other committee chair receives an additional annual retainer of $500.

(d) Expense Limitation PIMCO has contractually agreed, until October 31, 2010, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of that Fund’s average net assets (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit. The recoverable organizational expenses and pro rata Trustees’ fees amounts to PIMCO at December 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
1-3 Year U.S. Treasury Index Fund	$103
1-5 Year U.S. TIPS Index Fund	49
3-7 Year U.S. Treasury Index Fund	50
7-15 Year U.S. Treasury Index Fund	50
15+ Year U.S. TIPS Index Fund	50
25+ Year Zero Coupon U.S. Treasury Index Fund	50
Broad U.S. TIPS Index Fund	50
Enhanced Short Maturity Strategy Fund	50

6.  RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of an Index Fund’s Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
1-3 Year U.S. Treasury Index Fund	$191,710	$169,674	$0	$0
1-5 Year U.S. TIPS Index Fund	3,802	3,135	0	0
3-7 Year U.S. Treasury Index Fund	10,488	8,496	0	0
7-15 Year U.S. Treasury Index Fund	12,719	10,719	0	0
15+ Year U.S. TIPS Index Fund	1,015	76	0	0
25+ Year Zero Coupon U.S. Treasury Index Fund	1,573	0	0	0
Broad U.S. TIPS Index Fund	15,247	13,848	0	0
Enhanced Short Maturity Strategy Fund	19,676	7,840	16,550	0
Intermediate Municipal Bond Strategy Fund	0	0	12,227	444

36	PIMCO ETF Trust

(Unaudited) December 31, 2009

9.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of securities and/or a deposit of a specified cash payment. Authorized Participants may be charged standard creation and redemption transaction fees as set forth below, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units in-kind. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to a variable charge up to the maximum amount shown in the table below.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
1-3 Year U.S. Treasury Index Fund	$500	0.05%	0.05%
1-5 Year U.S. TIPS Index Fund	500	0.10%	0.10%
3-7 Year U.S. Treasury Index Fund	500	0.05%	0.05%
7-15 Year U.S. Treasury Index Fund	500	0.05%	0.05%
15+ Year U.S. TIPS Index Fund	500	0.10%	0.10%
25+ Year Zero Coupon U.S. Treasury Index Fund	500	0.05%	0.05%
Broad U.S. TIPS Index Fund	500	0.10%	0.10%
Enhanced Short Maturity Strategy Fund	500	0.45%	0.45%
Intermediate Municipal Bond Strategy Fund	500	0.25%	0.25%

*	Applicable to in-kind transactions only.
**	As a percentage of the cash amount invested.

10.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2009, each Fund had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Fund Name	Contributions	Redemptions
1-3 Year U.S. Treasury Index Fund	$239,919	$105,227
1-5 Year U.S. TIPS Index Fund	141,492	5,097
3-7 Year U.S. Treasury Index Fund	30,017	0
7-15 Year U.S. Treasury Index Fund	11,834	0
15+ Year U.S. TIPS Index Fund	20,352	0
25+ Year Zero Coupon U.S. Treasury Index Fund	18,082	0
Broad U.S. TIPS Index Fund	15,179	0
Enhanced Short Maturity Strategy Fund	0	0
Intermediate Municipal Bond Strategy Fund	1,993	0

The in-kind contributions and in-kind redemptions in this table may not accord with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds, another series of investment companies managed by PIMCO, are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Semiannual Report	December 31, 2009	37

Notes to Financial Statements  (Cont.)

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of December 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of December 31, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
1-3 Year U.S. Treasury Index Fund	$11	$(574)	$(563)
1-5 Year U.S. TIPS Index Fund	1,265	0	1,265
3-7 Year U.S. Treasury Index Fund	0	(423)	(423)
7-15 Year U.S. Treasury Index Fund	1	(185)	(184)
15+ Year U.S. TIPS Index Fund	63	0	63
25+ Year Zero Coupon U.S. Treasury Index Fund	0	(1,799)	(1,799)
Broad U.S. TIPS Index Fund	77	(91)	(14)
Enhanced Short Maturity Strategy Fund	34	(78)	(44)
Intermediate Municipal Bond Strategy Fund	19	(82)	(63)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals and treasury inflation-protected securities deflationary adjustments for federal income tax purposes.

13.  SUBSEQUENT EVENTS

The investment manager has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 25, 2010, the date that the financial statements were available to be issued. The investment manager has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

38	PIMCO ETF Trust

Disclaimers	(Unaudited)

There is no guarantee that BofA Merrill Lynch will permit PIMCO to use each Index beyond the term of the current license agreement. In the event that BofA Merrill Lynch terminates or chooses not to renew the license agreement, each Index Fund will cease use of its Index and will seek to achieve its investment objective by investing in the component securities of a comparable index. Neither the Trust, the Index Funds, PIMCO nor AGID guarantees the accuracy or the completeness of the BofA Merrill Lynch Indexes or any data included therein and neither the Trust, the Index Funds, PIMCO nor AGID shall have liability for any errors, omissions or interruptions therein.

The Trust, the Index Funds, PIMCO and AGID make no warranty, express or implied, to the owners of shares of the Index Funds or to any other person or entity, as to results to be obtained by the Index Funds from the use of the BofA Merrill Lynch Indexes or any data included therein. The Trust, the Index Funds, PIMCO and AGID make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the BofA Merrill Lynch Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Trust, the Index Funds, PIMCO or AGID have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Index Funds are not issued, sponsored, endorsed or promoted by BofA Merrill Lynch, any affiliate of BofA Merrill Lynch or any other party involved in, or related to, making or compiling the BofA Merrill Lynch Indexes. The BofA Merrill Lynch Indexes are the exclusive property of BofA Merrill Lynch and/or its affiliates. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM,” “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM,” “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM,” “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM,” “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM,” “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Index Funds. Neither BofA Merrill Lynch, any affiliate of BofA Merrill Lynch nor any other party involved in, or related to, making or compiling the BofA Merrill Lynch Indexes makes any representation or warranty, express or implied, to the shareholders of the Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the BofA Merrill Lynch Indexes to track the corresponding market performance. BofA Merrill Lynch is the licensor of certain trademarks, trade names and service marks of BofA Merrill Lynch and/or its affiliates and of the BofA Merrill Lynch Indexes, which are determined, composed and calculated by BofA Merrill Lynch and/or its affiliates without regard to PIMCO, the Index Funds or the shareholders of the Index Funds. Neither BofA Merrill Lynch, any affiliate of BofA Merrill Lynch nor any other party involved in, or related to, making or compiling the BofA Merrill Lynch Indexes has any obligation to take the needs of PIMCO, the Index Funds or the shareholders of the Index Funds into consideration in determining, composing or calculating the BofA Merrill Lynch Indexes. None of BofA Merrill Lynch or any of its affiliates have the obligation to continue to provide the BofA Merrill Lynch Indexes to PIMCO or the Index Funds beyond the applicable license term. Neither BofA Merrill Lynch, any affiliate of BofA Merrill Lynch nor any other party involved in, or related to, making or compiling the BofA Merrill Lynch Indexes is responsible for or has participated in the determination of the timing, pricing, or quantities of the Index Funds to be issued or in the determination or calculation of the equation by which the Index Funds are to be redeemable. Neither BofA Merrill Lynch, any affiliate of BofA Merrill Lynch nor any other party involved in, or related to, making or compiling the BofA Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of the Index Funds. BofA Merrill Lynch and its affiliates do not provide investment advice to PIMCO or the Index Funds and are not responsible for the performance of the Index Funds.

NEITHER BOFA MERRILL LYNCH, ANY AFFILIATE OF BOFA MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE BOFA MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BOFA MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER BOFA MERRILL LYNCH, ANY AFFILIATE OF BOFA MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE BOFA MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PIMCO, THE INDEX FUNDS, SHAREHOLDERS OF THE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BOFA MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER BOFA MERRILL LYNCH, ANY AFFILIATE OF BOFA MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE BOFA MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BOFA MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH, ANY AFFILIATE OF BOFA MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE BOFA MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN BOFA MERRILL LYNCH AND PIMCO.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any BofA Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting BofA Merrill Lynch to determine whether BofA Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with BofA Merrill Lynch without the written permission of BofA Merrill Lynch.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Index Funds or any member of the public regarding the ability of the Index Funds to track the total return performance of an Index or the ability of an Index to track fixed income performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of an Index, nor in the determination of the timing of, prices of or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of an Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Index Funds as licensee, licensee’s customers and counterparties, owners of shares of the Index Funds or any other person or entity, from the use of an Index or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Semiannual Report	December 31, 2009	39

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

40	PIMCO Funds	ETF Trust

Approval of Investment Management Agreement	(Unaudited)

On August 11, 2009, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the Independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Enhanced Short Maturity Strategy Fund and PIMCO Intermediate Municipal Bond Strategy Fund (each an “ETF,” and collectively, the “ETFs”) for an initial two-year term. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each ETF for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval of the Agreement are described below.

1.	Information Received
A.	Materials Reviewed

The Trustees received a variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to proposed fund operations, including the ETFs’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreement, the Board also reviewed comparative industry data with regard to fees and expenses of funds with investment objectives and policies similar to those of the ETFs. The Board also received and reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the ETFs.

B.	Review Process

In connection with the approval of the Agreement, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreement. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement are likely to benefit the ETFs and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the ETFs under the Agreement.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the ETFs and their shareholders.

3.	Investment Performance

As the ETFs had not yet commenced operations at the time of the Board meeting, the Board did not consider information about ETF performance.

4.	Management Fee and Total Expenses

PIMCO reported to the Board that, in proposing the management fee for the ETFs, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential ETF returns to potential investors.

Semiannual Report	December 31, 2009	41

Approval of Investment Management Agreement (Cont.)	(Unaudited)

The Board reviewed the proposed management fee and estimated total expenses of each ETF (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that each ETF’s estimated total expense ratio was equal to or below the median expenses of comparable funds in the Lipper Expense Group. The Board compared each ETF’s estimated total expenses to other funds in the Lipper Expense Group, and found each ETF’s estimated total expenses to be reasonable. At the time the Board considered the Agreement, PIMCO did not manage any separate accounts with investment strategies similar to those of PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, and PIMCO Broad U.S. TIPS Index Fund. With respect to PIMCO Enhanced Short Maturity Strategy Fund and PIMCO Intermediate Municipal Bond Strategy Fund, the Board noted that, while PIMCO does manage separate accounts with similar investment strategies, the separate account management fees do not provide a meaningful comparison for the ETFs’ management fees due to the unique nature of actively-managed ETFs and the fact that the ETFs’ management fees include advisory and supervisory and administrative services.

The Board also considered the ETFs’ unified fee structure, under which each ETF pays for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO would provide or procure such services and bear the costs of various third party services required by the ETFs, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing ETF shares with any securities exchange or other trading system. The Board noted that the unified fee creates fund fees that are fixed, rather than variable. The Board concluded that each ETF’s proposed fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the ETFs and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of ETF fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each ETF by waiving a portion of its management fee or reimbursing the ETF, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the ETF exceeds 0.0049% in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the management fee to be charged by PIMCO, as well as the estimated total expenses of each ETF, are reasonable and approval of the Agreement would likely benefit the ETFs and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the ETFs had not yet commenced operations at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the ETFs was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board concluded that each ETF’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the ETFs, to the benefit of ETF shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the ETFs. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the ETFs, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreement was fair and reasonable to the ETFs and their shareholders, that the ETFs’ shareholders would likely receive reasonable value in return for the management fee and other amounts paid to PIMCO by the ETFs, and that the approval of the Agreement was in the best interests of the ETFs and their shareholders.

42	PIMCO Funds	ETF Trust

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1775 I Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

Sign up for

PIMCO

ETFS

A company of Allianz

Global Investors

Delivery

To get future prospectuses online and to eliminate mailings, go to:

www.pimco-funds.com/edelivery

ETF293 SAR 12/31/09

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The Principal Executive Officer and Principal Financial Officer of PIMCO ETF Trust (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 3, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: March 3, 2010